Tax - Reconciliation (Details) - GBP (£) £ in Millions			12 Months Ended
	Apr. 01, 2023	Oct. 27, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Tax
UK corporation tax		8.00%	19.00%	19.00%		19.00%
Profit before tax			£ 5,132	£ 3,844	[1]	£ (553)	[1]
Expected tax (charge)/credit			(975)	(766)		92
Losses and temporary differences in year where no deferred tax asset recognised			(118)	(51)		(43)
Foreign profits taxed at other rates			(62)	(11)		(29)
Non deductible goodwill impairment				(16)
losses on disposals and write-downs			(10)	(55)		(22)
UK bank levy			(20)	(18)		(32)
regulatory and legal actions			(7)	(74)		14
other disallowable items			(51)	(28)		(70)
RPI related uplift on index linked gilts			67
other non-taxable items			29	73		28
Taxable foreign exchange movements			(19)	8		(3)
Unrecognised losses brought forward and utilised			6	10		16
Banking surcharge			(447)	(341)		(27)
Tax on paid-in equity dividends			43	48		61
UK tax rate change impact			(10)	165		75
Adjustments in respect of prior years			32	48		(4)
Tax charge for the year			(1,275)	(996)	[1]	(74)	[1]
Deferred tax assets			2,178	1,195
Deferred tax liabilities			227	359
Forecast
Tax
UK corporation tax	3.00%
UK
Tax
Profit before tax			5,716	4,143		(193)
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:			272	(9)		7
Republic of Ireland
Tax
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:			£ (5)	(27)		£ (137)
Netherlands
Tax
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:				£ 48

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.